Provisions - Rollforward of provisions (Details) £ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 390	[1]
Other provisions, ending balance	285	[1]
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	307
Additions	20
Amounts utilised	(120)
Unused amounts reversed	(28)
Exchange and other movements	33
Other provisions, ending balance	212
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	76
Additions	4
Amounts utilised	(30)
Unused amounts reversed	(10)
Exchange and other movements	2
Other provisions, ending balance	42
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	104
Additions	5
Amounts utilised	(57)
Unused amounts reversed	(5)
Exchange and other movements	2
Other provisions, ending balance	49
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	9
Additions	1
Amounts utilised	0
Unused amounts reversed	(2)
Exchange and other movements	0
Other provisions, ending balance	8
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	118
Additions	10
Amounts utilised	(33)
Unused amounts reversed	(11)
Exchange and other movements	29
Other provisions, ending balance	113
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	83
Net change in expected credit loss provisions	(10)
Other provisions, ending balance	£ 73

[1]	Refer to Note 8 ‘Provisions’ on page 53.